Weighted Average Of Fair Value And The Significant Assumptions (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Expected dividend yield	0.00%	0.00%
Expected volatility	81.50%
Risk-free interest rate	1.90%	2.10%
Expected life (in years)	5 years	8 years 8 months 12 days
Maximum [Member]
Expected volatility		15.00%
Minimum [Member]
Expected volatility		13.00%
Abtech Options [Member]
Weighted Average Remaining Term, granted	0	0.9
Abhd Options [Member]
Weighted Average Remaining Term, granted	0.27	0.12